                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Eubel Brady & Suttman Asset Management, Inc.
Address: 7777 Washington Village Drive, Suite 210
         Dayton, Ohio  45459


Form 13F File Number: 028-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark E. Brady
Title:   Chief Operations Officer, Director of Portfolio
Management
Phone:   (937) 291-1223

Signature, Place, and Date of Signing:

/s/ Mark E. Brady      Dayton, Ohio         November 15, 2000
_________________     _______________      ________________
   [Signature]         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     64

Form 13F Information Table Value Total:     $312,025
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         None      28-

         [Repeat as necessary.]

                                          EUBEL BRADY & SUTTMAN ASSET MANAGEMENT, INC.
                                                          SEC FORM 13-F
                                                             9/30/00

                                                                               COLUMN 6                       COLUMN 8
                                                                           INVESTMENT DISCRETION          VOTING AUTHORITY
                    COLUMN 2                COLUMN 4           COLUMN 5                          COLUMN 7
COLUMN 1            TITLE       COLUMN 3    VALUE        SHRS OR  SH/  PUT/                 OTHER
NAME OF ISSUER      OF CLASS     CUSIP      (x$1,000)    PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------      --------    --------    ---------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----

21st Century
 Insurance            Common     90130N103    9992        589963  sh         589963  na    na      na     589963   na    na
Aceto Corp            Common     004446100    4729        484989  sh         484989  na    na      na     484989   na    na
Actrade Intl, Ltd.    Common     00507P102   18563        617489  sh         617489  na    na      na     617489   na    na
America Service
 Group                Common     02364l109    7834        301295  sh         301295  na    na      na     301295   na    na
American Capital
 Strategies           Common     024937104     826         34860  sh          34860  na    na      na      34860   na    na
American Financial
 Hldgs.               Common     026075101    4898        277920  sh         277920  na    na      na     277920   na    na
AT&T                  Common     001957109    2633         89633  sh          89633  na    na      na      89633   na    na
AT&T Liberty Media
 Grp Cl A             Common     001957208   10702        594581  sh         594581  na    na      na     594581   na    na
Atlas Pipeline
 Partners             Common     049392103    2100        121310  sh         121310  na    na      na     121310   na    na
Autotote Corp.        Common     053323101     672        170670  sh         170670  na    na      na     170670   na    na
Bank United Corp      Common     065412108   11859        233960  sh         233960  na    na      na     233960   na    na
Brown Forman cl B     Common     115637209    4744         86640  sh          86640  na    na      na      86640   na    na
Capital Automotive
  REIT Inc            Common     139733109    8061        620050  sh         620050  na    na      na     620050   na    na
Carmike Cinemas       Common     143436103     208        302065  sh         302065  na    na      na     302065   na    na
CenturyTel Inc.       Common     156700106    5140        188635  sh         188635  na    na      na     188635   na    na
Chris Craft           Common     170520100   10916        132516  sh         132516  na    na      na     132516   na    na
CNS Inc.              Common     126136100    2700        654490  sh         654490  na    na      na     654490   na    na
Coldwater Creek Inc.  Common     193068103     342         12650  sh          12650  na    na      na      12650   na    na
Danielson Holdings    Common     236274106    1958        474715  sh         474715  na    na      na     474715   na    na
Dial Corp             Common     25247D101    3307        284510  sh         284510  na    na      na     284510   na    na
Dime Bancorp          Common     25429Q102   13192        611790  sh         611790  na    na      na     611790   na    na
Donnelley R R
 & Sons Co            Common     257867101    6503        264760  sh         264760  na    na      na     264760   na    na
Duke-Weeks Realty
 Corporation          Common     264411505    2413        100000  sh         100000  na    na      na     100000   na    na
Dun & Bradstreet      Common     26483E100    5898        171280  sh         171280  na    na      na     171280   na    na
East West Bank        Common     27579R104     538         27500  sh          27500  na    na      na      27500   na    na
Encompass Services    Common     29255U104    2481        305362  sh         305362  na    na      na     305362   na    na
Freddie Mac           Common     313400301    6504        120309  sh         120309  na    na      na     120309   na    na
Gainsco Inc           Common     363127101     549        131000  sh         131000  na    na      na     131000   na    na


                                4




Greenpoint Financial
 Corp.                Common     395384100   12532        423024  sh         423024  na    na      na     423024   na    na
Hollinger
 International        Common     435569108     612         36520  sh          36520  na    na      na      36520   na    na
Imperial Credit
 Inds.                Common     452729106    2001       1255590  sh        1255590  na    na      na    1255590   na    na
Innovative Solutions  Common     45769N105    1524         89000  sh          89000  na    na      na      89000   na    na
Kent Electronics
 Convt.               Conv Bond  490553aa2     263        320000  prn        320000  na    na      na     320000   na    na
Knight-Ridder         Common     499040103   11418        224705  sh         224705  na    na      na     224705   na    na
Lancaster Colony      Common     513847103    4389        178679  sh         178679  na    na      na     178679   na    na
Lee Enterprises       Common     523768109    6600        228588  sh         228588  na    na      na     228588   na    na
Leucadia National     Common     527288104   13760        514407  sh         514407  na    na      na     514407   na    na
Local Financial
 Corporation          Common     539553107    5498        578785  sh         578785  na    na      na     578785   na    na
Markel Corporation    Common     570535104    4449         29315  sh          29315  na    na      na      29315   na    na
McCormick &
  Company, Inc.       Common     579780206    3221        108270  sh         108270  na    na      na     108270   na    na
Mercury General
  Corp.               Common     589400100    3109        109800  sh         109800  na    na      na     109800   na    na
Meredith Corp.        Common     589433101    3856        130710  sh         130710  na    na      na     130710   na    na
Moto Photo            Common     619821101     540        557560  sh         557560  na    na      na     557560   na    na
North Fork Bancorp    Common     659424105   10696        494630  sh         494630  na    na      na     494630   na    na
Philip Morris         Common     718154107    4711        160019  sh         160019  na    na      na     160019   na    na
Prologis Trust        Common     743410102    6821        287216  sh         287216  na    na      na     287216   na    na
RailAmerica, Inc.     Common     750753105    1071        137032  sh         137032  na    na      na     137032   na    na
Reynolds & Reynolds   Common     761695105    4615        232191  sh         232191  na    na      na     232191   na    na
RLI Corp.             Common     749607107    3974        103066  sh         103066  na    na      na     103066   na    na
Robbins & Myers       Conv Bond  770196aa1    2334       2385000  prn       2385000  na    na      na    2385000   na    na
Sirius Satellite
 Radio Inc.           Common     82966U103    2532         47884  sh          47884  na    na      na      47884   na    na
Spherion Inc.         Common     848420105    3226        270239  sh         270239  na    na      na     270239   na    na
Sport-Haley           Common     848925103     319         75000  sh          75000  na    na      na      75000   na    na
Standard Management   Common     853612109     374        110733  sh         110733  na    na      na     110733   na    na
Standard Register     Common     853887107     451         28200  sh          28200  na    na      na      28200   na    na
Supreme Ind. Inc      Common     868607102    2663        608643  sh         608643  na    na      na     608643   na    na
Telephone & Data
 Systems              Common     879433100   10366         93641  sh          93641  na    na      na      93641   na    na
Tootsie Roll          Common     890516107    5770        147001  sh         147001  na    na      na     147001   na    na
Trinity Industries
 Inc                  Common     896522109    5862        250780  sh         250780  na    na      na     250780   na    na
USA Education, Inc.   Common     90390U102    6377        132340  sh         132340  na    na      na     132340   na    na
UST Inc.              Common     902911106    4950        216380  sh         216380  na    na      na     216380   na    na
V.F. Corporation      Common     918204108    3185        129000  sh         129000  na    na      na     129000   na    na
White Mountain
 Insurance            Common     g9618e107    6383         23392  sh          23392  na    na      na      23392   na    na
Williams Controls
 Inc.                 Common     969465103    1312        807522  sh         807522  na    na      na     807522   na    na




                                                                5
00843001.AG3